Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the unfunded status of the Company's Plans at December 31, 2022 and 2021:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2022	2021	2022	2021
Change in projected benefit obligation
Projected benefit obligation, beginning of year	9,358	9,763	1,846	1,841
Current service cost	214	240	63	65
Employee contributions	63	61	—	—
Interest cost	283	257	57	51
Benefits paid	(402)	(392)	(51)	(47)
Net actuarial loss	(1,970)	(571)	(493)	(98)
Transfers from other plans[1]	—	—	8	34
Projected benefit obligation, end of year	7,546	9,358	1,430	1,846

Change in plan assets
Fair value of plan assets, beginning of year	8,645	8,103	—	—
Actual return on plan assets	(470)	834	—	—
Benefits paid	(402)	(392)	(51)	(47)
Employer contributions	89	62	51	47
Employee contributions	63	61	—	—
Administrative expenses	(21)	(23)	—	—
Fair value of plan assets, end of year	7,904	8,645	—	—

Unfunded (funded) status	(358)	713	1,430	1,846
[1] See below for information related to the transfer from other plans in 2021 as well as future transfers from other plans for employees transferred in 2021 and 2022.

Schedule of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its consolidated balance sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2022	2021	2022	2021
Other assets[1]	9	10	—	—
Deferred pension assets	358	—	—	—
Accrued liabilities	—	—	66	62
Pension benefit liability	—	713	—	—
Post-retirement and post-employment benefit liability	—	—	1,364	1,784
Net unfunded (funded) status	(367)	703	1,430	1,846
[1] Represents the funded status of HOSSM defined benefit pension plan.

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

As at December 31 (millions of dollars)	2022	2021
PBO	7,546	9,358
ABO	7,002	8,451
Fair value of plan assets	7,904	8,645

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations at December 31, 2022 and 2021:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2022	2021	2022	2021
Significant assumptions:
Weighted average discount rate	5.06%	3.00%	5.07%	3.04%
Rate of compensation scale escalation (long-term)	2.50%	2.25%	2.50%	2.25%
Rate of cost of living increase	2.00%	1.75%	2.00%	1.75%
Rate of increase in health care cost trends[1]	—	—	4.19%	3.97%
[1] 5.02% per annum in 2023, grading down to 4.19% per annum in and after 2031 (2021 - 4.88% per annum in 2022, grading down to 3.97% per annum in and after 2031)

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2022 and 2021. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2022	2021
Pension Benefits:
Weighted average expected rate of return on plan assets	6.00%	5.40%
Weighted average discount rate	3.00%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Average remaining service life of employees (years)	14	14

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	3.04%	2.60%
Rate of compensation scale escalation (long-term)	2.25%	2.25%
Rate of cost of living increase	1.75%	1.75%
Average remaining service life of employees (years)	14.9	15.3
Rate of increase in health care cost trends[1]	3.97%	3.70%
[1] 4.88% per annum in 2022, grading down to 3.97% per annum in and after 2031 (2021 - 4.74% per annum in 2021, grading down to 3.70% per annum in and after 2031)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the pension and post-retirement and post-employment plans at December 31, 2022 and 2021:

As at December 31	2022	2021
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	23	23
Age 65 - female	25	25
Age 45 - male	24	24
Age 45 - female	26	26

Schedule of Estimated Future Benefit Payments
At December 31, 2022, estimated future benefit payments to the participants of the Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2023	395	67
2024	405	68
2025	414	70
2026	420	71
2027	424	71
2028 through to 2032	2,187	368
Total estimated future benefit payments through to 2032	4,245	715

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets	These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2022	2021
Pension Benefits:
Net actuarial gain for the year	(972)	(891)
Amortization of actuarial losses	(61)	(124)
Amortization of prior service cost	(2)	(2)
	(1,035)	(1,017)

Post-Retirement and Post-Employment Benefits:
Actuarial gain for the year	(471)	(91)
Amortization of actuarial losses	(2)	(3)
	(473)	(94)

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory accounts that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2022 and 2021:

Year ended December 31 (millions of dollars)	2022	2021
Pension Benefits:
Actuarial loss (gain)	(358)	713

Post-Retirement and Post-Employment Benefits:
Actuarial gain	(506)	(33)

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations
At December 31, 2022, the Pension Plan actual weighted average, target, and range asset allocations were as follows:

	Actual (%)	Target Allocation (%)	Range Allocation (%)
Equity securities	48	40	25 - 55
Debt securities	33	35	30 - 40
Real Estate and Infrastructure	19	25	0 - 35
	100	100

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2022 and 2021:

As at December 31, 2022 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	26	2,315	2,341
Cash and cash equivalents	233	—	—	233
Short-term securities	—	116	—	116
Derivative instruments	—	—	—	—
Corporate shares - Canadian	139	—	—	139
Corporate shares - Foreign	2,702	204	—	2,906
Bonds and debentures - Canadian	—	2,044	—	2,044
Bonds and debentures - Foreign	—	84	—	84
Total fair value of plan assets[1]	3,074	2,474	2,315	7,863

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 At December 31, 2022, the total fair value of Pension Plan assets and liabilities excludes $44 million of interest and dividends receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $3 million receivable from participants, $4 million of sold investments receivable, and $2 million of purchased investments payable.

As at December 31, 2021 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	21	1,937	1,958
Cash and cash equivalents	144	—	—	144
Short-term securities	—	86	—	86
Derivative instruments	—	2	—	2
Corporate shares - Canadian	167	—	—	167
Corporate shares - Foreign	3,412	258	—	3,670
Bonds and debentures - Canadian	—	2,491	—	2,491
Bonds and debentures - Foreign	—	97	—	97
Total fair value of plan assets[1]	3,723	2,955	1,937	8,615

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 At December 31, 2021, the total fair value of Pension Plan assets and liabilities excludes $39 million of interest and dividends receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $4 million payable to participants, $6 million of sold investments receivable, and $3 million of purchased investments payable.

Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2022 and 2021. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2022	2021
Fair value, beginning of year	1,937	1,429
Realized and unrealized gains	128	307
Purchases	336	308
Sales and disbursements	(86)	(107)
Fair value, end of year	2,315	1,937

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2022 and 2021 for the Pension Plan:

Year ended December 31 (millions of dollars)	2022	2021
Current service cost	214	240
Interest cost	283	257
Expected return on plan assets, net of expenses	(507)	(430)
Prior service cost amortization	2	2
Amortization of actuarial losses	61	125
Net periodic benefit costs	53	194

Charged to results of operations[1]	34	26
[1]    The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2022, pension costs of $87 million (2021 - $73 million) were attributed to labour, of which $34 million (2021 - $26 million) was charged to operations, and $53 million (2021 - $47 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2022 and 2021 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2022	2021
Current service cost	63	65
Interest cost	57	51
Prior service cost amortization	11	7
Amortization of actuarial losses	(8)	(2)
Net periodic benefit costs	123	121

Charged to results of operations[1,2]	70	63
[1]    The Company accounts for post-retirement and post-employment costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2022, post-retirement and post-employment costs of $123 million (2021 - $121 million) were attributed to labour, of which $70 million (2021 - $63 million) was charged to operations, $15 million (2021 - $14 million) was recorded in the Hydro One Networks distribution post-retirement and post-employment benefits non-service cost regulatory asset, and $38 million (2021 - $44 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.
2     In the 2020-2022 Transmission Decision, the OEB approved the recovery of the non-service cost component of post-retirement and post-employment benefits as part of operation, maintenance and administration costs for the Company's transmission business. These costs were previously capitalized and recovered through rate base. As a result, during the year ended December 31, 2022, additional other post-retirement and post-employment costs of $14 million (2021 - $14 million) attributed to labour were charged to operations.